Investment Objectives and Goals	Nov. 04, 2026
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO Emerging Country Debt Fund
GMO Emerging Country Debt Shares Fund | GMO Emerging Country Debt Shares Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO Emerging Country Debt Shares Fund